Summary of Significant Accounting Policies, Cash and Cash Equivalents (FY) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0	$ 0